Loans receivable (Details) - USD ($) $ in Thousands						6 Months Ended
	Sep. 01, 2023	Feb. 01, 2023	May 31, 2022	Apr. 01, 2022	Mar. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jul. 06, 2022	Feb. 04, 2022	Jan. 27, 2022
MX Capital Ltd
Disclosure of detailed information about borrowings [line items]
Principal amount of loan										$ 43,000
Loan granted									$ 8,000	$ 1,888
Additional amount of loan granted									$ 1,888
Payment of loans granted	$ 6,000	$ 16,000
Interest rate on loan						7.00%
Additional notes that the Company shall acquire								$ 13,000
Expected credit losses for loans receivable						$ 24,762	$ 20,649
Percentage of cases in which borrower will be in default						100.00%
Castcrown Ltd
Disclosure of detailed information about borrowings [line items]
Payment of loans granted			$ 6,000	$ 1,500
Interest rate on loan					7.00%
Maximum principal amount of notes receivable					$ 16,000
Additional notes that the Company shall acquire						$ 8,500
Fair value of conversion feature of the notes receivable						0	0
Amount of fair value of derivative liability						0
Expected credit losses for loans receivable						$ 8,024	$ 7,826
Percentage of cases in which borrower will be in default						100.00%
Fair value of shares pledged						$ 0
Levelapp Limited
Disclosure of detailed information about borrowings [line items]
Principal amount of loan						$ 260
Interest rate on loan						3.00%